UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2006

Date of reporting period: 4/30/2006

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.

Schedule of Investments	April 30, 2006 (Unaudited)

MEXICO - 98.84%	Shares	Value

COMMON STOCKS - 95.87%

Airlines - 4.86%
Grupo Aeroportuario del Pacifico, S.A. de C.V. - Class B (a)	1,048,600	$3,478,121
Grupo Aeroportuario del Sureste, S.A. de C.V. - Class B	199,900	773,410
		4,251,531
Cement - 8.24%
Cemex, S.A. de C.V. CPO	598,937	4,047,932
Corporacion Moctezuma, S.A. de C.V.	500,000	1,039,078
Grupo Cementos de Chihuahua, S.A. de C.V.	650,000	2,114,299
		7,201,309
Communications - 13.63%
America Movil, S.A. de C.V. - Class L	413,600	764,230
America Movil, S.A. de C.V. - Class L - ADR	72,670	2,682,250
America Telecom, S.A. de C.V. - Class A1 (a)	1,370,000	8,465,715
		11,912,195
Financial Groups - 4.06%
Grupo Financiero Banorte, S.A. de C.V. - Class O	1,360,400	3,552,343

Food, Beverage & Tobacco - 9.28%
Alsea, S.A. de C.V.	758,994	3,223,196
Gruma, S.A. de C.V.	592,300	1,855,971
Grupo Bimbo, S.A. de C.V. - Class A	968,400	3,029,230
		8,108,397
Housing - 14.13%
Consorcio ARA, S.A. de C.V.	225,900	1,194,662
Corporacion GEO, S.A. de C.V. (a)	1,055,500	3,956,873
SARE Holding, S.A. de C.V. (a)	2,841,306	3,345,129
Urbi, Desarrollos Urbanos, S.A. de C.V. (a)	471,300	3,854,717
		12,351,381
Industrial Conglomerates - 9.22%
Grupo IMSA, S.A. de C.V. UBC	354,000	1,194,660
Industrias CH, S.A. (a)	1,340,100	3,680,961
Mexichem, S.A. de C.V.	2,327,900	3,186,599
		8,062,220
Infrastructure - 12.32%
Carso Infraestructura y Construccion, S.A. (a)	4,236,800	3,081,657
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	1,117,650	3,481,958
Grupo Mexicano de Desarrollo, S.A. (a)	64,600	93,391
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	1,009,023	991,929
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	4,235,900	3,123,103
		10,772,038

Schedule of Investments (continued)	April 30, 2006 (Unaudited)

Common Stocks (continued)	Shares	Value

Media - 3.07%
Grupo Televisa, S.A. - ADR	100,400	2,128,480
Grupo Televisa, S.A. - CPO	130,400	554,237
		2,682,717

Mining - 5.18%
Grupo Mexico, S.A. de C.V. - Class B	1,292,300	4,526,991

Retailing - 11.88%
Grupo Elektra, S.A. de C.V.	331,700	3,577,595
Organizacion Soriana, S.A. de C.V. - Class B (a)	245,700	1,107,787
Wal-Mart de Mexico, S.A. de C.V. - Class V	2,000,854	5,703,812
		10,389,194

TOTAL COMMON STOCKS (Cost $67,599,979)		83,810,316

CORPORATE BONDS - 0.83%	Titles
TVACB-04, 10.4500%, 12/15/2011 (b)	11,265,000	724,637

TOTAL CORPORATE BONDS (Cost $1,000,000)		724,637

TREASURY OBLIGATIONS - 1.88%	Shares
Mexican Cetes, 7.5000%, 02/15/2007	19,260,000	1,641,970

TOTAL TREASURY OBLIGATIONS (Cost $1,709,684)		1,641,970

INVESTMENT COMPANIES - 0.26%
GBM Fondo de Mercado de Dinero S.A. de C.V. SIID para Personas Fisicas (a)	102,772	227,702

TOTAL INVESTMENT COMPANIES (Cost $227,918)		227,702

TOTAL MEXICO (Cost $70,537,580)		86,404,625

UNITED STATES - 1.14%

INVESTMENT COMPANIES - 1.14%%
First American Treasury Obligations Fund, 4.0156%	$1,000,738	1,000,738

TOTAL INVESTMENT COMPANIES (Cost $1,000,738)		1,000,738

TOTAL UNITED STATES (Cost $1,000,738)		1,000,738

Total Investments (Cost $71,538,318) - 99.98%		87,405,363

Other Assets in Excess of Liabilities - 0.02%		16,309

TOTAL NET ASSETS - 100.00%		$87,421,672

ADR American Depositary Receipt
(a)	Non-Income Producing Security
(b)	Fair Valued Security

The cost basis of investments for federal income tax purposes at April 30, 2006 was as follows:

Cost of investments*	$71,538,318
Gross unrealized appreciation	17,362,090
Gross unrealized depreciation	(1,480,825)
Net unrealized appreciation	$15,881,265

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title) _/s/ Maria Eugenia Pichardo
                                                                    Maria Eugenia Pichardo, President

Date        6/21/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Maria Eugenia Pichardo
                                                                   Maria Eugenia Pichardo, President

Date        6/21/2006

By (Signature and Title) __/s/ Gerald Hellerman
                                                                      Gerald Hellerman, Chief Financial Officer

Date        6/22/2006